Unaudited Condensed Consolidated Statements of Cash Flows (Q3) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net income	$ 925,939	$ 6,685,193
Adjustments to reconcile net income to net cash used in operating activities:
Interest income on cash and marketable securities held in Trust Account	(2,103,111)	(1,371,326)
Change in fair value of convertible note	(111,776)
Change in fair value of warrant liabilities	(190,079)	(6,246,897)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	182,592	237,418
Accrued offering costs and expenses	(11,438)	215,900
Income tax payable	(404,837)	69,484
Due to related party	30,000	8,387
Deferred tax liability	(36,940)
Net cash used in operating activities	(1,719,650)	(401,841)
Cash flows from investing activities:
Payment of extension fee into Trust Account	(340,947)
Cash withdrawn from Trust Account in connection with redemption	184,845,836
Reimbursement by related party		25,000
Reimbursement of franchise and income taxes from Trust Account	1,171,438	8,484
Net cash provided by (used in) investing activities	185,676,327	33,484
Cash flows from financing activities:
Proceeds from convertible promissory note	713,015
Redemption of common stock	(184,845,836)
Net cash provided by (used in) financing activities	(184,132,821)
Net change in cash	(176,144)	(368,357)
Cash, beginning of the period	193,486	741,228
Cash, end of the period	17,342	372,871
Supplemental disclosure of cash flow information:
Income taxes paid, inclusive of interest and penalties	891,437
Excise tax payable attributable to redemption of common stock	1,848,455
Accretion of common stock to redemption value	$ 1,941,334	$ 1,149,819